Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Kunshan Jingzhao	11,541	10,849	1,665
Kunshan Vantone	5,226	3,889	598
Wanjia Win-Win	60,131	86,465	13,289
Wuhu Bona	807	2,721	418
Shanghai Weiying	1,059	1,680	258
Wuhu Hongxing	9,800	9,577	1,472
Hainan Alibaba	4,000	4,000	615
Others	3,623	3,879	596
Rongyao Insurance Broker	—	21,049	3,235
Funds that the Company serves as general partner	442,990	824,513	126,729
-Gopher Transform Private Fund	150,000	145,150	22,309
-Real estate funds and real estate funds of funds	50,374	89,922	13,821
-Private equity funds of funds	242,574	589,398	90,592
-Other fixed income funds of funds	42	43	7
Total investment in affiliates	539,177	968,622	148,875

Summarized Financial Information

The following table shows summarized financial information relating to the statements of financial condition for the Company’s equity method investments assuming 100% ownership as of December 31, 2016 and 2017:

	As of December 31 (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Balance sheet data:
Current assets	5,953,591	8,471,094	1,301,983
Non-current assets	22,439,892	22,795,565	3,503,614
Current liabilities	506,069	823,511	126,571
Non-current liabilities	1,716,211	1,703,350	261,800

The following table shows summarized financial information relating to the statements of operations for the Company’s equity method investments assuming 100% ownership for the years ended December 31, 2015, 2016 and 2017:

	Years Ended December 31, (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating data:
Revenue	338,606	685,603	237,589	36,517
Income (Loss) from operations	(276,327)	33,706	(1,609,708)	(247,408)
Net Realized and Unrealized Gain from investments	901,294	5,222,287	1,846,396	283,786
Net income	624,083	5,263,296	247,865	38,096